FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2022	August 31, 2021

Cash (Rand)	$1,527	$192
Cash (USD)	10,689	5,729
Accounts receivable (Rand)	250	439
Accounts payable (Rand)	347	1,686
Loan Payable (USD)	-	9,089
Convertible Note (USD)	-	18,716